Intangible Assets and Goodwill (Tables)	12 Months Ended
Aug. 31, 2020
Intangible Assets and Goodwill [Abstract]
Summary of intangible assets
Intangible assets

	Core technology	Customer relationships	In-process research and development	Brand name	Software	Total

Cost as at September 1, 2018	$28,058	$10,291	$292	$796	$12,660	$52,097
Additions	363	–	–	–	1,719	2,082
Disposal	(27)	–	(293)	–	(222)	(542)
Foreign currency translation adjustment	(1,955)	(618)	1	(46)	(240)	(2,858)
Cost as at August 31, 2019	26,439	9,673	–	750	13,917	50,779
Additions	427	–	–	–	1,398	1,825
Disposal	(181)	–	–	(812)	(2,222)	(3,215)
Foreign currency translation adjustment	1,939	561	–	62	461	3,023
Cost as at August 31, 2020	$28,624	$10,234	$–	$–	$13,554	$52,412

Accumulated amortization as at September 1, 2018	$9,610	$3,933	$–	$512	$8,176	$22,231
Amortization for the year	4,926	2,372	–	284	1,430	9,012
Disposal	(19)	–	–	–	(219)	(238)
Foreign currency translation adjustment	(1,080)	(424)	–	(46)	(330)	(1,880)
Accumulated amortization as at August 31, 2019	13,437	5,881	–	750	9,057	29,125
Amortization for the year	3,946	1,259	–	–	1,262	6,467
Disposal	(111)	–	–	(812)	(2,069)	(2,992)
Foreign currency translation adjustment	1,230	600	–	62	304	2,196
Accumulated amortization as at August 31, 2020	$18,502	$7,740	$–	$–	$8,554	$34,796

Net carrying value as at:
August 31, 2019	$13,002	$3,792	$–	$–	$4,860	$21,654
August 31, 2020	$10,122	$2,494	$–	$–	$5,000	$17,616

Remaining amortization period as at August 31, 2020	3 years	1 year	–	–	3 years

Reconciliation of changes in goodwill	Goodwill
	Years ended August 31,
	2020	2019

Balance – Beginning of year	$38,648	$39,892
Foreign currency translation adjustment	1,642	(1,244)
Balance – End of year	$40,290	$38,648

Information for cash generating units
Goodwill has been allocated to the lowest level within the company at which it is monitored by management to make business decisions, which are the following CGUs:

	As at August 31,
	2020	2019

EXFO CGU	$13,200	$12,949
EXFO Optics CGU	3,648	3,376
Service assurance, systems and services CGU	23,442	22,323
Total	$40,290	$38,648